Income Taxes - Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	$ 613,719
Canada
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	290,731
Brazil
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	162,864
United States
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	82,957
Mexico
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Non capital loss carryforwards	$ 77,167